Financial Instruments - Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
NTD | Financial liabilities
Statement [line items]
Foreign currency	$ 2,900,734	$ 3,450,959
Exchange rate	30.71	27.68
Functional currency	$ 94,456	$ 124,672
NTD | Financial assets
Statement [line items]
Foreign currency	$ 333,733	$ 447,596
Exchange rate	30.71	27.68
Functional currency	$ 10,867	$ 16,170
CNY | Financial assets
Statement [line items]
Foreign currency	$ 37,346	$ 36,450
Exchange rate	6.9669	6.3941
Functional currency	$ 5,360	$ 5,701
JPY | Financial liabilities
Statement [line items]
Foreign currency	$ 1,080,956	$ 1,459,700
Exchange rate	132.1429	115.0936
Functional currency	$ 8,180	$ 12,683
JPY | Financial assets
Statement [line items]
Foreign currency	$ 1,110,308	$ 29,279
Exchange rate	132.1429	115.0936
Functional currency	$ 8,402	$ 254